Repurchase Agreements - MF Global Exposure (Details) (USD $)	9 Months Ended
	Sep. 30, 2012	Nov. 02, 2012	Dec. 31, 2011	Sep. 30, 2011
Repurchase Agreement MF Global Bankrupcy Exposure [Abstract]
Description of MF Global Exposure	On October 31, 2011, MF Global Holding Ltd. (“MF”) filed for bankruptcy protection under Chapter 11 of the U.S. Bankruptcy Code. As of September 30, 2011, a subsidiary of MF, MF Global, Inc. was the Company’s largest repurchase agreement funding provider and the Company had approximately $2.3 million at risk under such agreements. As of December 31, 2011 and September 30, 2012, the Company had no outstanding funding arrangements in place with MF under repurchase agreements. All repurchase agreements in place at September 30, 2011, have been terminated and all pledged assets have been returned. As of November 2, 2012, one reverse-repurchase agreement with MF has yet to be fully unwound and the Company has not received funds which are owed by MF to the Company in the amount of approximately $343,000. During 2011, the Company established a reserve of $300,000 against this balance, which still exists at September 30, 2012. The Company believes it is entitled to these funds; however, given the fact that MF is in bankruptcy, it is not known if or when the funds will be received.
Amount At Risk				$ 2,300,000
Outstanding Repurchase Agreement Balance	0		0
Reverse Repurchase Agreement Balance Outstanding		343,000
Reserve Established Against Outstanding Balance			$ 300,000